Basis of Preparation	12 Months Ended
Dec. 31, 2017
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Basis of Preparation

1 BASIS OF PREPARATION

The Consolidated Financial Statements of Royal Dutch Shell plc (the Company) and its subsidiaries (collectively referred to as Shell) have been prepared in accordance with the provisions of the Companies Act 2006 (the Act) and Article 4 of the IAS Regulation, and therefore in accordance with International Financial Reporting Standards (IFRS) as adopted by the European Union. As applied to Shell, there are no material differences from IFRS as issued by the International Accounting Standards Board (IASB); therefore, the Consolidated Financial Statements have been prepared in accordance with IFRS as issued by the IASB.

As described in the accounting policies in Note 2, the Consolidated Financial Statements have been prepared under the historical cost convention except for certain items measured at fair value. Those accounting policies have been applied consistently in all periods.

The Consolidated Financial Statements were approved and authorised for issue by the Board of Directors on March 14, 2018.

Royal Dutch Shell Dividend Access Trust [Member]
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Basis of Preparation

2 BASIS OF PREPARATION

The Financial Statements of the Trust have been prepared in accordance with International Financial Reporting Standards (IFRS) as adopted by the European Union. As applied to the Trust, there are no material differences from IFRS as issued by the International Accounting Standards Board (IASB); therefore, the Financial Statements have been prepared in accordance with IFRS as issued by the IASB.

The Financial Statements have been prepared under the historical cost convention. The accounting policies described in Note 3 have been applied consistently in all periods presented.

The Financial Statements were approved and authorised for issue by the Trustee on March 14, 2018.

The financial results of the Trust are included in the Consolidated and Parent Company Financial Statements on pages 137-178 and pages 199-207 respectively.

Parent [Member]
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Basis of Preparation

1 BASIS OF PREPARATION

The Financial Statements of Royal Dutch Shell plc (the Company) have been prepared in accordance with the provisions of the Companies Act 2006 (the Act) and with International Financial Reporting Standards (IFRS) as adopted by the European Union. As applied to the Company, there are no material differences from IFRS as issued by the International Accounting Standards Board (IASB); therefore, the Financial Statements have been prepared in accordance with IFRS as issued by the IASB.

As described in the accounting policies in Note 2, the Financial Statements have been prepared under the historical cost convention except for certain items measured at fair value. Those accounting policies have been applied consistently in all periods presented.

The Financial Statements were approved and authorised for issue by the Board of Directors on March 14, 2018.

The preparation of financial statements in conformity with IFRS requires the use of certain accounting estimates. It also requires management to exercise its judgement in the process of applying the Company’s accounting policies. Actual results may differ from those estimates.

The financial results of the Company are included in the Consolidated Financial Statements on pages 137-178. The financial results of the Company incorporate the results of the Dividend Access Trust (the Trust), the financial statements of which are presented on pages 213-216.

The Company’s principal activity is being the parent company for Shell, as described in Note 1 to the Consolidated Financial Statements.